Equity (Tables)	3 Months Ended
Sep. 30, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of Share Capital

(i) Share capital

	As of September 30,
	2021	2020	2021	2020
	Shares No.		(U.S. dollars, in thousands)
Contributed equity
(i) Share capital
Ordinary shares	648,696,070	586,586,780	1,163,492	1,063,005
Less: Treasury Shares	(606,236)	(791,647)	—	—
Total Contributed Equity	648,089,834	585,795,133	1,163,492	1,063,005

Summary of Movements in Ordinary Share Capital

(ii) Movements in ordinary share capital

	As of September 30,		As of September 30,
	2021	2020	2021	2020
	Shares No.		(U.S. dollars, in thousands)
Opening balance	648,696,070	583,949,612	1,163,153	1,051,450
Issues of ordinary shares during the period
Exercise of share options(1)	—	—	147	6,706
Transfer to employee share trust(1)	—	1,450,000	—	—
Share based compensation for services rendered	—	1,187,168	—	1,867
Transaction costs arising on share issue	—	—	28	(219)
Total contributions of equity during the period	—	2,637,168	175	8,354
Share options reserve transferred to equity on exercise of options	—	—	164	3,201
Ending balance	648,696,070	586,586,780	1,163,492	1,063,005

(1)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. From July 1, 2020, unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee. Prior to July 1, 2020, the shares issued and share capital received on the exercise of options were recorded in ordinary share capital.

Summary of Movements of Shares in Share Trust

(iii) Movements of shares in share trust

	As of September 30,		As of September 30,
	2021	2020	2021	2020
	Shares No.		(U.S. dollars, in thousands)
Opening balance(1)	771,983	3,500,000	—	—
Movement of shares in share trust
Transfer to employee share trust(2)	—	1,450,000	—	—
Exercise of share options(2)	(165,747)	(4,158,353)	—	—
Ending balance	606,236	791,647	—	—

(1)

In July 2020, the Group formed the Mesoblast Employee Share Trust, being a new trust formed to administer the Group’s employee share scheme. Prior to forming the new trust, the Group had been using the Mesoblast Limited Employee Share Trust for administering some aspects of the Group’s employee share scheme. In July 2020, 3,500,000 shares were transferred from Mesoblast Limited Employee Share Trust to the Mesoblast Employee Share Trust. These trusts have been consolidated, as the substance of the relationship is that the trusts are controlled by the Group.

(2)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. From July 1, 2020, unpaid shares are issued to the share trust to enable future option exercises to be settled. On exercise of options, the proceeds of the exercise are recorded in ordinary share capital in Mesoblast Limited and the exercise is settled by transfer of the shares from the share trust to the employee. Prior to July 1, 2020, the shares issued and share capital received on the exercise of options were recorded in ordinary share capital.

Summary of Warrant Reserve
b.	Warrant reserve
(in U.S. dollars, in thousands)	As of September 30,	As of June 30,
Warrant reserve	2021	2021
Opening balance	12,969	—
Warrants fair value at issue date - March 18, 2021	—	12,969
Closing Balance	12,969	12,969